Investment Strategy	May 31, 2026
WHITEWOLF Publicly Listed Private Equity ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of U.S. publicly listed private equity companies. The Fund defines “listed private equity companies” as Leverage Finance Providers (as defined below) and Buyout Firms, Sponsors, and Asset Managers (as defined below) (collectively, “Listed Private Equity Companies”) that are listed and traded on a U.S. national securities exchange. Leverage Finance Providers include Business Development Companies (BDCs), finance companies, and direct lenders. Buyout Firms, Sponsors, and Asset Managers include companies whose principal business is to invest in or lend capital to privately held companies. The strategies these Listed Private Equity Companies use when investing in, lending capital to, or providing services to privately held companies may be characterized generally as follows: buyouts or leveraged buyouts, venture capital, special situations, growth investments and private infrastructure. The Sub-Adviser excludes banks, real estate-focused companies and/or real estate investment trusts from the Fund’s investment universe.
When selecting investments, White Wolf Capital Advisors, LLC, the sub-adviser to the Fund (“White Wolf” or the “Sub-Adviser”), expects to evaluate a company’s credit performance and risk level, potential changes in the company’s earnings and dividend levels, the impact of changes in interest rates on the company, and differences among various companies in leverage and balance sheet structures. The Sub-Adviser may also consider a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, and capital policies when selecting investments for the Fund. This strategy seeks to provide investors with the opportunity to gain exposure to a diversified basket of liquid assets with meaningful current income generation and long-term capital appreciation.
Generally, the Sub-Adviser intends to allocate the Fund’s assets among investments in Listed Private Equity Companies as follows: 40% to 60% of the Fund’s net assets invested in Leverage Finance Providers; and the remaining 40% to 60% of the Fund’s net assets invested in Buyout Firms, Sponsors, and Asset Managers. The foregoing portfolio allocation policy may be changed based on the Sub-Adviser’s view of the markets. It is anticipated that the Fund will hold 25 to 40 Listed Private Equity Companies within the portfolio. The Fund’s investments in Listed Private Equity Companies may be classified as small-, mid- or large- capitalization investments.
The Sub-Adviser’s security selection process applies a number of both qualitative and quantitative criteria to help identify the best investment opportunities from the Fund’s investment universe. With respect to qualitative selection criteria, the securities that fit the description above represent the entire universe of securities taken into consideration. The quantitative factors employed by the Sub-Adviser when selecting investments for the Fund focus on the following factors: liquidity, income, volatility, and value. When considering an investment’s liquidity, the Sub-Adviser analyzes, among other things, an investment’s market capitalization and the impact that has on its liquidity. Generally, companies with larger capitalization tend to have greater liquidity. The Fund may invest in small-, mid- and large capitalization companies as long as they satisfy the Sub-Adviser’s liquidity standards. Next, the Sub-Adviser analyzes a company’s volatility (i.e., the extent to which a company’s stock price moves up or down in relation to the overall market) seeking those companies that tend to be less volatile than the overall market. The Sub-Adviser then considers a company’s dividend yield, seeking those investments that provide the Fund with attractive current income. Lastly, the Sub-Adviser will analyze a company’s price/earnings ratio, looking for those investment opportunities that provide upside potential (i.e., those that have a low price-to-earnings ratio). The Sub-Adviser’s value-oriented approach is designed to identify investments that provide current income, low volatility, and the potential for capital appreciation.
The Fund concentrates (i.e., invests more than 25% of its total assets) in securities of companies in the financial services industry or group of related industries.
The Fund considers a “U.S.” company to be one (i) domiciled or with a principal place of business or primary securities trading market in the United States, or (ii) that derives more than 50% of its total revenues or profits from the United States and whose stock is listed on an exchange that trades contemporaneously with the Shares.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of U.S. publicly listed private equity companies.
WHITEWOLF Commercial Real Estate Finance Income ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) in securities of U.S. publicly listed commercial real estate finance companies and related businesses. The Fund defines “listed commercial real estate finance companies” as commercial mortgage real estate investment trusts (REITs) (“Commercial Mortgage REITs”), commercial equity REITs (“Commercial REITs”), and operating companies that are primarily engaged in commercial real estate finance (“Asset Managers, Sponsors, and Advisors”) (collectively, “Commercial Real Estate Finance Companies and Related Businesses”) that are listed and traded on a U.S. national securities exchange. Commercial Mortgage REITs provide primarily debt financing for commercial real estate projects (e.g., office buildings, hotels, healthcare facilities, multifamily residential condos, retail spaces, telecom, data centers, and mixed-use properties), while Commercial REITs invest primarily equity capital in commercial real estate projects. Asset Managers, Sponsors, and Advisors are publicly traded asset managers, private equity real estate sponsors, and advisors that provide financing and asset management services to the commercial real estate industry.
The Fund considers a “U.S.” company to be one (i) domiciled or with a principal place of business or primary securities trading market in the United States, or (ii) that derives more than 50% of its total revenues or profits from the United States and whose stock is listed on an exchange that trades contemporaneously with the Shares. The Fund does not intend to invest in companies or REITs that provide exposure to residential financing.
White Wolf Capital Advisors, LLC, the Fund’s sub-adviser (“White Wolf” or the “Sub-Adviser”), is responsible for implementing the Fund’s investment strategy. Generally, the Sub-Adviser expects to allocate approximately 80% or more of the Fund’s portfolio to Commercial Real Estate Finance Companies and Related Businesses. The Fund’s allocation among the various types of companies within the Fund’s investment universe of Commercial Real Estate Finance Companies and Related Businesses (i.e., Commercial Mortgage REITs, Commercial REITs, Asset Managers, Sponsors, and Advisors) may change based on the Sub-Adviser’s view of the markets. It is anticipated that the Fund will hold 25 to 40 positions within the portfolio.
The Sub-Adviser’s security selection process applies a number of both qualitative and quantitative criteria to help identify the best investment opportunities from the Fund’s investment universe. The qualitative criteria refer to the equity securities of U.S. publicly traded Commercial Mortgage REITs, Commercial REITs, and Asset Managers, Sponsors, and Advisors. With respect to qualitative selection criteria, the securities that fit the description above represent the entire universe of securities taken into consideration. The quantitative factors employed by the Sub-Adviser when selecting investments for the Fund focus on the following factors: liquidity, income, volatility, and value. When considering an investment’s liquidity, the Sub-Adviser analyzes, among other things, an investment’s market capitalization and the impact that has on its liquidity. Generally, companies with larger capitalization tend to have greater liquidity. The Fund may invest in small-, mid- and large capitalization companies as long as they satisfy the Sub-Adviser’s liquidity standards. Next, the Sub-Adviser analyzes a company’s volatility (i.e., the extent to which a company’s stock price moves up or down in relation to the overall market) seeking those companies that tend to be less volatile than the overall market. The Sub-Adviser then considers a company’s dividend yield, seeking those investments that provide the Fund with attractive current income. Lastly, the Sub-Adviser will analyze a company’s price/earnings ratio, looking for those investment opportunities that provide upside potential (i.e., those that have a low price-to-earnings ratio). The Sub-Adviser’s value-oriented approach is designed to identify investments that provide current income, low volatility and the potential for capital appreciation.
The Fund concentrates (i.e., invests more than 25% of its total assets) in securities of companies in the commercial real estate industry or group of related industries.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) in securities of U.S. publicly listed commercial real estate finance companies and related businesses.